Issued accounting pronouncements	12 Months Ended
Mar. 31, 2026
Accounting Changes and Error Corrections [Abstract]
Issued accounting pronouncements
2. Issued accounting pronouncements
Adopted accounting pronouncements
In December 2023, the FASB issued ASU
No.2023-09,
“Income Taxes (Topic 740)—Improvements to Income Tax Disclosures” (“ASU
No.2023-09”).
The ASU improves income tax disclosures primarily in relation to the rate reconciliation and information on income taxes paid on an annual basis. The MHFG Group adopted ASU
No.2023-09
on a prospective basis for its fiscal year ended March 31, 2026. See Note 19 “Income taxes” for further details.
Accounting pronouncements issued but not yet effective as of March 31, 2026
In November 2024, the FASB issued ASU
No.2024-03,
“Income Statement—Reporting Comprehensive Income—Expense Disaggregation
Disclosures
” (“ASU
No.2024-03”).
This ASU improves the disclosures of expenses by requiring public business entities to provide further disaggregation of relevant expense captions (i.e., employee compensation, depreciation, intangible asset amortization) in a separate note to the financial statements, a qualitative description of the amounts remaining in relevant expense captions that are not separately disaggregated quantitatively, and the total amount of selling expenses and, in an annual reporting period, an entity’s definition of selling expenses. The transition method is prospective with the retrospective method permitted, and the ASU will be effective for the MHFG Group for its fiscal year ending March 31, 2028 and for interim periods beginning April 1, 2028. The Group is currently evaluating the potential impact that the adoption of ASU
No.2024-03
will have on disclosures in its consolidated financial statements.
In September 2025 the FASB issued ASU
No.2025-06,
“Intangibles—Goodwill and
Other—Internal-Use
Software (Subtopic
350-40)
Targeted Improvements to the Accounting for
Internal-Use
Software” (“ASU
No.2025-06”).
The ASU improves the accounting for
internal-use
software by modernizing the related guidance. It eliminates the requirement to consider software project development stages and enhances the guidance on the
“probable-to-complete”
threshold used to determine when capitalization of
internal-use
software costs begins. The ASU will be effective for the MHFG Group for its fiscal year ending March 31, 2029. The Group is currently evaluating the potential impact that the adoption of ASU
No.2025-06
will have on disclosures in its consolidated financial statements and results of operations or financial condition.